Derivative Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Derivative Instruments
Derivative Instruments

Note 10. Derivative Instruments

The Partnership follows the provisions of FASB ASC 815, Derivatives and Hedging. FASB ASC 815 is intended to improve transparency in financial reporting by requiring enhanced disclosures of an entity’s derivative instruments and hedging activities and their effects on the entity’s financial position, financial performance, and cash flows. FASB ASC 815 applies to all derivative instruments within the scope of FASB ASC 815-10-05. It also applies to non-derivative hedging instruments and all hedged items designated and qualifying as hedges under FASB ASC 815-10-05. FASB ASC 815 amends the current qualitative and quantitative disclosure requirements for derivative instruments and hedging activities set forth in FASB ASC 815-10-05 and generally increases the level of disaggregation that will be required in an entity’s financial statements. FASB ASC 815 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements (see Trading Activities and Related Risks, Note 8).

The Partnership’s business is speculative trading. The Partnership intends to close out all futures, options on futures and forward contracts prior to their expiration. The Partnership trades in futures and other commodity interest contracts and is therefore a party to financial instruments with elements of off-balance sheet market risk and credit risk. In entering into these contracts, the Partnership faces the market risk that these contracts may be significantly influenced by market conditions, such as interest rate volatility, resulting in such contracts being less valuable. The Partnership minimizes market risk through real-time monitoring of open positions, diversification of the portfolio and maintenance of a margin-to-equity ratio that rarely exceeds 25%.

In addition to market risk, in entering into commodity interest contracts there is a credit risk that a counterparty will not be able to meet its obligations to the Partnership. In general, clearing organizations are backed by the corporate members of the clearing organization who are required to share any financial burden resulting from the non-performance by one of their members and, as such, should significantly reduce this credit risk. In cases in which the clearing organization is not backed by the clearing members, like some non-U.S. exchanges, it is normally backed by a consortium of banks or other financial institutions.

In the case of forward contracts, over-the-counter options contracts or swap contracts, which are traded on the interbank or other institutional market rather than on exchanges, the counterparty is generally a single bank or other financial institution, rather than a central clearing organization backed by a group of financial institutions. As a result, there will likely be greater counterparty credit risk in these transactions. The Partnership trades only with those counterparties that it believes to be creditworthy. Nonetheless, the clearing member, clearing organization or other counterparty to these transactions may not be able to meet its obligations to the Partnership, in which case the Partnership could suffer significant losses on these contracts.

The Partnership does not designate any derivative instruments as hedging instruments under FASB ASC 815-10-05.

For the three months ended March 31, 2018, the monthly average futures contracts bought and sold was 23,756 and the monthly average forward contracts bought and sold was 461.  For the three months ended March 31, 2017, the monthly average futures contracts bought and sold was 45,903 and the monthly average forward contracts bought and sold was 435.  The following tables summarize the quantitative information required by FASB ASC 815:

Fair Values of Derivative Instruments at March 31, 2018 and December 31, 2017

	Consolidated	Asset		Liability
	Statements of Financial	Derivatives		Derivatives
	Condition Location	3/31/2018		3/31/2018	Fair Value

Agricultural contracts	Net Unrealized gain (loss) on open futures contracts	$74,110		$(84,983)	$(10,873)

Currencies contracts	Net Unrealized gain (loss) on open futures contracts	214,555		(224,284)	(9,729)

Energy contracts	Net Unrealized gain (loss) on open futures contracts	581,547		(64,603)	516,944
			.
Interest rates contracts	Net Unrealized gain (loss) on open futures contracts	972,293		(482,616)	489,677

Meats contracts	Net Unrealized gain (loss) on open futures contracts	82,091		(2,708)	79,383

Metals contracts	Net Unrealized gain (loss) on open futures contracts	512,038		(824,941)	(312,903)

Soft commodities contracts	Net Unrealized gain (loss) on open futures contracts	524,236		(57,668)	466,568

Stock indices contracts	Net Unrealized gain (loss) on open futures contracts	211,346		(789,887)	(578,541)

		$3,172,216		$(2,531,690)	$640,526

Forward currency contracts	Net Unrealized gain (loss) on open forward currency contracts	$397,363		$(248,265)	$149,098

Swap Contracts*	Net Unrealized gain (loss) on open swap contracts	$2,113,139		$(639,007)	$1,474,132

*At March 31, 2018, the sector exposure of the CTA indices underlying the swaps was:

Deutsche Bank total return swap, termination date March 29, 2019
Agricultural contracts	3%
Energy contracts	5%
Interest rate contracts	68%
Metals contracts	2%
Stock indices contracts	5%
Forward currency contracts	17%
Total	100%

Deutsche Bank total return swap, termination date July 1, 2020
Interest rate contracts	46%
Stock indices contracts	11%
Forward currency contracts	43%
Total	100%

	Consolidated	Asset		Liability
	Statements of Financial	Derivatives		Derivatives
	Condition Location	12/31/2017		12/31/2017	Fair Value

Agricultural contracts	Net Unrealized gain (loss) on open futures contracts	$192,152		$(41,963)	$150,189

Currencies contracts	Net Unrealized gain (loss) on open futures contracts	607,592		(214,009)	393,583

Energy contracts	Net Unrealized gain (loss) on open futures contracts	1,202,346		(156,581)	1,045,765
			.
Interest rates contracts	Net Unrealized gain (loss) on open futures contracts	480,661		(820,436)	(339,775)

Meats contracts	Net Unrealized gain (loss) on open futures contracts	37,013		(5,967)	31,046

Metals contracts	Net Unrealized gain (loss) on open futures contracts	1,464,763		(828,583)	636,180

Soft commodities contracts	Net Unrealized gain (loss) on open futures contracts	371,081		(161,787)	209,294

Stock indices contracts	Net Unrealized gain (loss) on open futures contracts	867,587		(349,210)	518,377

		$5,223,195		$(2,578,536)	$2,644,659

Forward currency contracts	Net Unrealized gain (loss) on open forward currency contracts	$573,423		$(547,796)	$25,627

Swap Contracts*	Net Unrealized gain (loss) on open swap contracts	$1,179,312		$—	$1,179,312

*At December 31, 2017, the sector exposure of the CTA indices underlying the swaps was:

Deutsche Bank total return swap, termination date March 29, 2019
Agricultural contracts	3%
Energy contracts	3%
Interest rate contracts	54%
Metals contracts	4%
Stock indices contracts	16%
Forward currency contracts	20%
Total	100%

Deutsche Bank total return swap, termination date July 1, 2020
Interest rate contracts	44%
Stock indices contracts	14%
Forward currency contracts	42%
Total	100%

The Effect of Derivative Instruments on the Consolidated Statement of Operations for the Three Months Ended March 31, 2018 and 2017

		Three Months Ended	Three Months Ended
Type of Contract		March 31, 2018	March 31, 2017

Agriculturals contracts	Net gain (loss) from futures trading	$(736,354)	$(646,957)
Currencies contracts	Net gain (loss) from futures trading	112,083	(1,578,888)
Energy contracts	Net gain (loss) from futures trading	(437,551)	(3,111,188)
Interest rates contracts	Net gain (loss) from futures trading	457,206	(3,155,183)
Meats contracts	Net gain (loss) from futures trading	(108,284)	(7,808)
Metals contracts	Net gain (loss) from futures trading	(899,375)	55,883
Soft commodities contracts	Net gain (loss) from futures trading	657,094	377,913
Stock indices	Net gain (loss) from futures trading	(2,966,998)	9,078,242
Forward Currency Contracts	Net gain (loss) from forward trading	79,074	(545,656)
Swap Contracts	Net gain (loss) from swap trading	294,820	454,233

		$(3,548,285)	$920,591

Line Item in Consolidated Statement of Operations	Three Months Ended
	March 31, 2018	March 31, 2017

Net gain (loss) from futures trading
Realized	$(1,918,046)	$2,661,434
Change in unrealized	(2,004,133)	(1,649,420)
Total realized and change in unrealized net gain (loss) from futures trading	$(3,922,179)	$1,012,014

Net gain (loss) from forward trading
Realized	$(44,397)	$(67,154)
Change in unrealized	123,471	(478,502)
Total realized and change in unrealized net gain (loss) from forward trading	$79,074	$(545,656)

Net gain (loss) from swap trading
Change in unrealized	$294,820	$454,233
Total realized and change in unrealized net gain (loss) from swap trading	$294,820	$454,233

Total realized and change in unrealized net gain (loss) from futures, forward and swap trading	$(3,548,285)	$920,591

The tables below show the gross amounts of recognized derivative assets and gross amounts offset in the accompanying Consolidated Statements of Financial Condition:

Offsetting of Derivative Assets

As of March 31, 2018

			Net Amount of
		Gross Amounts	Unrealized Gain
		Offset in the	Presented in
	Gross Amount of	Consolidated	the Consolidated
	Recognized	Statement of	Statement of
Type of Instrument	Assets	Financial Condition	Financial Condition

U.S. and foreign futures contracts	$3,172,216	$(2,531,690)	$640,526
Forward contracts	397,363	(248,265)	149,098
Swap contracts	2,113,139	(639,007)	1,474,132
Total derivatives	$5,682,718	$(3,418,962)	$2,263,756

Offsetting of Derivative Liabilities

As of March 31, 2018

			Net Amount of
		Gross Amounts	Unrealized Gain
		Offset in the	Presented in
	Gross Amount of	Consolidated	the Consolidated
	Recognized	Statement of	Statement of
Type of Instrument	Liabilities	Financial Condition	Financial Condition

U.S. and foreign futures contracts	$2,531,690	$(2,531,690)	$—
Forward contracts	248,265	(248,265)	—
Swap contracts	639,007	(639,007)	—
Total derivatives	$3,418,962	$(3,418,962)	$—

Derivatives Assets and Liabilities and Collateral Received by Counterparty

As of March 31, 2018

		Gross Amounts Not Offset in the Consolidated
		Statement of Financial Condition
	Net Amount of
	Unrealized Gain
	Presented in
	the Consolidated
	Statement of	Financial	Cash Collateral
Counterparty	Financial Condition	Instruments	Received	Net Amount

Deutsche Bank AG	$1,474,132	$—	$—	$1,474,132
SG Americas Securities, LLC	715,080	—	—	715,080
UBS AG	4,009	—	—	4,009
Wells Fargo Securities, LLC	70,535	—	—	70,535
Total	$2,263,756	$—	$—	$2,263,756

Offsetting of Derivative Assets

As of December 31, 2017

			Net Amount of
		Gross Amounts	Unrealized Gain
		Offset in the	Presented in
	Gross Amount of	Consolidated	the Consolidated
	Recognized	Statement of	Statement of
Type of Instrument	Assets	Financial Condition	Financial Condition

U.S. and foreign futures contracts	$5,223,195	$(2,578,536)	$2,644,659
Forward contracts	573,423	(547,796)	25,627
Swap contracts	1,179,312	—	1,179,312
Total derivatives	$6,975,930	$(3,126,332)	$3,849,598

Offsetting of Derivative Liabilities

As of December 31, 2017

			Net Amount of
		Gross Amounts	Unrealized Gain
		Offset in the	Presented in
	Gross Amount of	Consolidated	the Consolidated
	Recognized	Statement of	Statement of
Type of Instrument	Liabilities	Financial Condition	Financial Condition

U.S. and foreign futures contracts	$2,578,536	$(2,578,536)	$—
Forward contracts	547,796	(547,796)	—
Swap contracts	—	—	—
Total derivatives	$3,126,332	$(3,126,332)	$—

Derivatives Assets and Liabilities and Collateral Received by Counterparty

As of December 31, 2017

		Gross Amounts Not Offset in the Consolidated
		Statement of Financial Condition
	Net Amount of
	Unrealized Gain
	Presented in
	the Consolidated
	Statement of	Financial	Cash Collateral
Counterparty	Financial Condition	Instruments	Received	Net Amount

Deutsche Bank AG	$1,179,312	$—	$—	$1,179,312
SG Americas Securities, LLC	1,805,261	—	—	1,805,261
UBS AG	(60,011)	—	—	(60,011)
Wells Fargo Securities, LLC	925,036	—	—	925,036
Total	$3,849,598	$—	$—	$3,849,598

Note 11. Derivative Instruments

The Partnership follows the provisions of FASB ASC 815, Derivatives and Hedging. FASB ASC 815 is intended to improve transparency in financial reporting by requiring enhanced disclosures of an entity’s derivative instruments and hedging activities and their effects on the entity’s financial position, financial performance, and cash flows. FASB ASC 815 applies to all derivative instruments within the scope of FASB ASC 815-10-05. It also applies to non-derivative hedging instruments and all hedged items designated and qualifying as hedges under FASB ASC 815-10-05. FASB ASC 815 amends the current qualitative and quantitative disclosure requirements for derivative instruments and hedging activities set forth in FASB ASC 815-10-05 and generally increases the level of disaggregation that will be required in an entity’s financial statements. FASB ASC 815 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements (see Trading Activities and Related Risks, Note 9).

The Partnership’s business is speculative trading. The Partnership intends to close out all futures, options on futures and forward contracts prior to their expiration. The Partnership trades in futures and other commodity interest contracts and is therefore a party to financial instruments with elements of off-balance sheet market risk and credit risk. In entering into these contracts, the Partnership faces the market risk that these contracts may be significantly influenced by market conditions, such as interest rate volatility, resulting in such contracts being less valuable. The Partnership minimizes market risk through real-time monitoring of open positions, diversification of the portfolio and maintenance of a margin-to-equity ratio that rarely exceeds 25%.

In addition to market risk, in entering into commodity interest contracts there is a credit risk that a counter party will not be able to meet its obligations to the Partnership. In general, clearing organizations are backed by the corporate members of the clearing organization who are required to share any financial burden resulting from the non-performance by one of their members and, as such, should significantly reduce this credit risk. In cases in which the clearing organization is not backed by the clearing members, like some non-U.S. exchanges, it is normally backed by a consortium of banks or other financial institutions.

In the case of forward contracts, over-the-counter options contracts or swap contracts, which are traded on the interbank or other institutional market rather than on exchanges, the counterparty is generally a single bank or other financial institution, rather than a central clearing organization backed by a group of financial institutions. As a result, there will likely be greater counterparty credit risk in these transactions. The Partnership trades only with those counterparties that it believes to be creditworthy. Nonetheless, the clearing member, clearing organization or other counterparty to these transactions may not be able to meet its obligations to the Partnership, in which case the Partnership could suffer significant losses on these contracts.

The Partnership does not designate any derivative instruments as hedging instruments under FASB ASC 815-10-05.

For the year ended December 31, 2017, the monthly average number of futures contracts bought and sold was 38,106 and the monthly average number of forward contracts bought and sold was 585.  For the year ended December 31, 2016, the monthly average number of futures contracts bought and sold was 50,266 and the monthly average number of forward contracts bought and sold was 518.  The following tables summarize the quantitative information required by FASB ASC 815:

	Consolidated	Asset		Liability
	Statements of Financial	Derivatives		Derivatives
	Condition Location	12/31/2017		12/31/2017	Fair Value

Agricultural contracts	Net Unrealized gain (loss) on open futures contracts	$192,152		$(41,963)	$150,189

Currencies contracts	Net Unrealized gain (loss) on open futures contracts	607,592		(214,009)	393,583

Energy contracts	Net Unrealized gain (loss) on open futures contracts	1,202,346		(156,581)	1,045,765
			.
Interest rates contracts	Net Unrealized gain (loss) on open futures contracts	480,661		(820,436)	(339,775)

Meats contracts	Net Unrealized gain (loss) on open futures contracts	37,013		(5,967)	31,046

Metals contracts	Net Unrealized gain (loss) on open futures contracts	1,464,763		(828,583)	636,180

Soft commodities contracts	Net Unrealized gain (loss) on open futures contracts	371,081		(161,787)	209,294

Stock indices contracts	Net Unrealized gain (loss) on open futures contracts	867,587		(349,210)	518,377

		$5,223,195		$(2,578,536)	$2,644,659

Forward currency contracts	Net Unrealized gain (loss) on open forward currency contracts	$573,423		$(547,796)	$25,627

Swap Contracts*	Net Unrealized gain (loss) on open swap contracts	$1,179,312		$—	$1,179,312

*At December 31, 2017, the sector exposure of the CTA indices underlying the swaps was:

Deutsche Bank total return swap, termination date March 29, 2019
Agricultural contracts	3%
Energy contracts	3%
Interest rate contracts	54%
Metals contracts	4%
Stock indices contracts	16%
Forward currency contracts	20%
Total	100%

Deutsche Bank total return swap, termination date July 1, 2020
Interest rate contracts	44%
Stock indices contracts	14%
Forward currency contracts	42%
Total	100%

	Consolidated	Asset		Liability
	Statements of Financial	Derivatives		Derivatives
	Condition Location	12/31/2016		12/31/2016	Fair Value

Agricultural contracts	Net Unrealized gain (loss) on open futures contracts	$121,013		$(261,721)	$(140,708)

Currencies contracts	Net Unrealized gain (loss) on open futures contracts	763,565		(345,781)	417,784

Energy contracts	Net Unrealized gain (loss) on open futures contracts	562,341		(18,461)	543,880
			.
Interest rates contracts	Net Unrealized gain (loss) on open futures contracts	578,244		(326,726)	251,518

Meats contracts	Net Unrealized gain (loss) on open futures contracts	79,821		(10,487)	69,334

Metals contracts	Net Unrealized gain (loss) on open futures contracts	1,604,965		(1,282,731)	322,234

Soft commodities contracts	Net Unrealized gain (loss) on open futures contracts	344,652		(86,579)	258,073

Stock indices contracts	Net Unrealized gain (loss) on open futures contracts	1,111,526		(553,717)	557,809

		$5,166,127		$(2,886,203)	$2,279,924

Forward currency contracts	Net Unrealized gain (loss) on open forward currency contracts	$556,627		$(555,922)	$705

Swap Contracts*	Net Unrealized gain (loss) on open swap contracts	$404,566		$(1,139,264)	$(734,698)

*At December 31, 2016, the sector exposure of the CTA indices underlying the swaps was:

Deutsche Bank total return swap, termination date March 29, 2019
Agricultural contracts	3%
Energy contracts	1%
Interest rate contracts	53%
Metals contracts	3%
Stock indices contracts	15%
Forward currency contracts	25%
Total	100%

Deutsche Bank total return swap, termination date July 1, 2020
Interest rate contracts	61%
Stock indices contracts	10%
Forward currency contracts	29%
Total	100%

The Effect of Derivative Instruments on the Consolidated Statement of Operations for the Years Ended December 31, 2017, 2016 and 2015

		Years Ended December 31,
Type of Contract		2017	2016	2015

Agriculturals contracts	Net gain (loss) from futures trading	$(2,343,148)	$1,009,750	$(5,823,922)
Currencies contracts	Net gain (loss) from futures trading	(3,320,635)	(2,202,100)	(1,033,607)
Energy contracts	Net gain (loss) from futures trading	(4,612,712)	(4,239,891)	7,578,021
Interest rates contracts	Net gain (loss) from futures trading	(8,492,797)	19,692,367	(546,752)
Meats contracts	Net gain (loss) from futures trading	266,929	(161,655)	40,851
Metals contracts	Net gain (loss) from futures trading	(1,954,292)	(2,242,748)	(493,305)
Soft commodities contracts	Net gain (loss) from futures trading	220,619	(785,394)	(1,501,617)
Stock indices	Net gain (loss) from futures trading	23,817,809	4,103,539	(10,362,726)
Forward Currency Contracts	Net gain (loss) from forward trading	(2,371,940)	325,950	(2,077,514)
Swap Contracts	Net gain (loss) from swap trading	1,914,010	(1,902,797)	1,168,100

		$3,123,843	$13,597,021	$(13,052,471)

Line Item in Consolidated Statement of Operations	For years ended December 31,
	2017	2016	2015

Net gain (loss) from futures trading
Realized	$3,217,037	$13,721,540	$(1,421,184)
Change in unrealized	364,735	1,452,328	(10,721,873)
Total realized and change in unrealized net gain (loss) from futures trading	$3,581,772	$15,173,868	$(12,143,057)

Net gain (loss) from forward trading
Realized	$(2,396,861)	$84,586	$(2,018,078)
Change in unrealized	24,922	241,364	(59,436)
Total realized and change in unrealized net gain (loss) from forward trading	$(2,371,939)	$325,950	$(2,077,514)

Net gain (loss) from swap trading
Change in unrealized	$1,914,010	(1,902,797)	1,168,100
Total realized and change in unrealized net gain (loss) from swap trading	$1,914,010	$(1,902,797)	$1,168,100

Total realized and change in unrealized net gain (loss) from futures, forward and swap trading	$3,123,843	$13,597,021	$(13,052,471)

The tables below show the gross and net information related to derivatives eligible for offset in the Consolidated Statement of Financial Condition as of December 31, 2017 and 2016.

Offsetting of Derivative Assets

As of December 31, 2017

			Net Amount of
		Gross Amounts	Unrealized Gain
		Offset in the	Presented in
	Gross Amount of	Consolidated	the Consolidated
	Recognized	Statement of	Statement of
Type of Instrument	Assets	Financial Condition	Financial Condition

U.S. and foreign futures contracts	$5,223,195	$(2,578,536)	$2,644,659
Forward contracts	573,423	(547,796)	25,627
Swap contracts	1,179,312	—	1,179,312
Total derivatives	$6,975,930	$(3,126,332)	$3,849,598

Offsetting of Derivative Liabilities

As of December 31, 2017

			Net Amount of
		Gross Amounts	Unrealized Gain
		Offset in the	Presented in
	Gross Amount of	Consolidated	the Consolidated
	Recognized	Statement of	Statement of
Type of Instrument	Liabilities	Financial Condition	Financial Condition

U.S. and foreign futures contracts	$2,578,536	$(2,578,536)	$—
Forward contracts	547,796	(547,796)	—
Swap contracts	—	—	—
Total derivatives	$3,126,332	$(3,126,332)	$—

Derivatives Assets and Liabilities and Collateral Received by Counterparty

As of December 31, 2017

		Gross Amounts Not Offset in the Consolidated
		Statement of Financial Condition
	Net Amount of
	Unrealized Gain
	Presented in
	the Consolidated
	Statement of	Financial	Cash Collateral
Counterparty	Financial Condition	Instruments	Received	Net Amount

Deutsche Bank AG	$1,179,312	$—	$—	$1,179,312
SG Americas Securities, LLC	1,805,261	—	—	1,805,261
UBS AG	(60,011)	—	—	(60,011)
Wells Fargo Securities, LLC	925,036	—	—	925,036
Total	$3,849,598	$—	$—	$3,849,598

Offsetting of Derivative Assets

As of December 31, 2016

			Net Amount of
		Gross Amounts	Unrealized Gain
		Offset in the	Presented in
	Gross Amount of	Consolidated	the Consolidated
	Recognized	Statement of	Statement of
Type of Instrument	Assets	Financial Condition	Financial Condition

U.S. and foreign futures contracts	$5,166,127	$(2,886,203)	$2,279,924
Forward contracts	556,627	(555,922)	705
Swap contracts	404,566	(1,139,264)	(734,698)
Total derivatives	$6,127,320	$(4,581,389)	$1,545,931

Offsetting of Derivative Liabilities

As of December 31, 2016

			Net Amount of
		Gross Amounts	Unrealized Gain
		Offset in the	Presented in
	Gross Amount of	Consolidated	the Consolidated
	Recognized	Statement of	Statement of
Type of Instrument	Liabilities	Financial Condition	Financial Condition

U.S. and foreign futures contracts	$2,886,203	$(2,886,203)	$—
Forward contracts	555,922	(555,922)	—
Swap contracts	1,139,264	(1,139,264)	—
Total derivatives	$4,581,389	$(4,581,389)	$—

Derivatives Assets and Liabilities and Collateral Received by Counterparty

As of December 31, 2016

		Gross Amounts Not Offset in the Consolidated
		Statement of Financial Condition
	Net Amount of
	Unrealized Gain
	Presented in
	the Consolidated
	Statement of	Financial	Cash Collateral
Counterparty	Financial Condition	Instruments	Received	Net Amount

Deutsche Bank AG	$(734,698)	$—	$—	$(734,698)
SG Americas Securities, LLC	1,582,067	—	—	1,582,067
UBS AG	(40,113)	—	—	(40,113)
Wells Fargo Securities, LLC	738,675	—	—	738,675
Total	$1,545,931	$—	$—	$1,545,931